Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 15 — Subsequent Events

Agreement to Sell Logistics Management Business:

On January 12, 2012, PAR Technology Corporation completed its previously announced disposition of substantially all of the assets of the PAR Logistics Management Systems Corporation (LMS) to ORBCOMM Inc. (“ORBCOMM”).

The consideration payable by ORBCOMM at the closing with respect to substantially all the assets of LMS aggregates $6,000,000 in cash and common stock (the Closing Consideration).

In addition to the Closing Consideration, contingent consideration of up to $3,950,000 is payable by ORBCOMM to PAR post-closing in cash, ORBCOMM common stock or a combination of cash and ORBCOMM common stock, at ORBCOMM’s option.  Up to $3,000,000 of the contingent consideration will be payable based on LMS achieving certain agreed-upon new subscriber targets for calendar year 2012 and up to $950,000 of the contingent consideration will be payable based on LMS achieving agreed-upon sales targets for calendar years 2012 through 2014.

If paid in stock, the number of ORBCOMM shares to be issued to PAR will be based upon the average 20-day closing price of ORBCOMM common stock prior to the payment due date for such contingent consideration.